Other Long-Term Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	$ 3.7	$ 4.0
Non-current loans and receivables	60.0
Long-term disability plan obligation [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	0.7	0.8
MENDM Loan [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	2.6	2.3
Non-current loans and receivables	$ 2.6	$ 2.3